Leases - Leases Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of leases [Abstract]
Interest expense on lease liabilities	$ 218	$ 193
Variable lease payment expenses not included in the measurement of lease liabilities	116	126
Expenses for leases of low value assets	69	63
Expenses for short-term leases	$ 31	$ 29